Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) Share	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses | $		$ 7,443,930		$ 8,052,011		$ 12,082,930
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired		953,803
Number of share options cancelled		307,987		822,137		299,006
Number of share options issued		2,841,086		1,082,639		1,363,322
Share option exercise price | $ / shares	$ 2.26		$ 4.14		$ 20.68
Expected volatility, share options granted				120.00%		100.00%
Share-based compensation expenses | $		$ 3,594,005		$ 2,825,863		$ 10,780,853
Replacement share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options cancelled				822,137
Number of share options issued				822,137
Share option exercise price | $ / shares			$ 3.86
Incremental grant date fair value of share options | $			$ 661,811	$ 661,811
Exercise price | $ / shares			$ 3.86
Underlying share price | $ / shares			$ 3.86
Risk free interest rate				0.72%
Expected volatility, share options granted				120.00%